Impairment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment charges	$ 0	$ 0	$ 23
Property, plant and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment charges	$ 0	$ 0	$ 23